Related Party Transactions - Balances (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Balances with related parties
Amounts due from related parties	[1]		$ 14,540
Amounts due to related parties		$ 5,642	2,623	[1]	$ 8,581
GasLog Carriers
Balances with related parties
Amounts due from related parties			9,259
Cool Pool
Balances with related parties
Amounts due from related parties			5,281
GasLog LNG Services
Balances with related parties
Amounts due to related parties		4,908	1,969
GasLog Ltd.
Balances with related parties
Amounts due to related parties		$ 734	$ 654

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).